Schedule of Investments (unaudited)
December 31, 2024
iShares® Future Metaverse Tech and Communications ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Electronic Equipment, Instruments & Components — 3.4%
GoerTek Inc., Class A	63,400	$222,850
Sunny Optical Technology Group Co. Ltd.	200	1,754
		224,604
Entertainment — 27.6%
Cover Corp.(a)	17,500	290,631
Electronic Arts Inc.	1,913	279,872
Kakao Games Corp.(a)	7	77
Kingnet Network Co. Ltd., Class A	41,500	76,965
Krafton Inc.(a)	1,079	227,372
NetEase Inc.	300	5,340
Nintendo Co. Ltd.	200	11,648
ROBLOX Corp., Class A(a)	5,220	302,029
Take-Two Interactive Software Inc.(a)	1,643	302,444
Ubisoft Entertainment SA(a)	23,290	317,681
		1,814,059
Household Durables — 7.2%
Garmin Ltd.	1,105	227,918
Sony Group Corp.	11,600	244,476
		472,394
Interactive Media & Services — 14.3%
Kuaishou Technology(a)(b)	52,000	272,769
Meta Platforms Inc., Class A	658	385,266
Snap Inc., Class A, NVS(a)	100	1,077
Tencent Holdings Ltd.	5,300	282,876
		941,988
Semiconductors & Semiconductor Equipment — 4.1%
Advanced Micro Devices Inc.(a)	287	34,667
Intel Corp.	868	17,403
Nvidia Corp.	1,381	185,455
Qualcomm Inc.	186	28,573
		266,098
Software — 40.1%
Ansys Inc.(a)	909	306,633
Security	Shares	Value
Software (continued)
Autodesk Inc.(a)	1,026	$303,255
Bentley Systems Inc., Class B	6,566	306,632
Cadence Design Systems Inc.(a)	811	243,673
Dassault Systemes SE	8,435	291,884
Microsoft Corp.	415	174,922
PTC Inc.(a)	1,547	284,447
Synopsys Inc.(a)	489	237,341
Unity Software Inc.(a)	11,710	263,124
Zoom Video Communications Inc., Class A(a)	2,800	228,508
		2,640,419
Technology Hardware, Storage & Peripherals — 3.2%
Apple Inc.	846	211,855
Total Long-Term Investments — 99.9% (Cost: $5,516,583)		6,571,417
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)(d)	10,000	10,000
Total Short-Term Securities — 0.1% (Cost: $10,000)		10,000
Total Investments — 100.0% (Cost: $5,526,583)		6,581,417
Liabilities in Excess of Other Assets — (0.0)%		(3,058)
Net Assets — 100.0%		$6,578,359

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$448,266	$—	$(448,285)(b)	$(12)	$31	$—	—	$811 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,000 (b)	—	—	—	10,000	10,000	120	—
				$(12)	$31	$10,000		$931	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Future Metaverse Tech and Communications ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,325,094	$2,246,323	$—	$6,571,417
Short-Term Securities
Money Market Funds	10,000	—	—	10,000
	$4,335,094	$2,246,323	$—	$6,581,417

Portfolio Abbreviation
NVS	Non-Voting Shares